Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2010	Nov. 11, 2010	Mar. 31, 2010
Document Type	10-K
Amendment Flag	false
Document Period End Date	2010-09-30
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	WFSL
Entity Registrant Name	WASHINGTON FEDERAL INC
Entity Central Index Key	0000936528
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		112,520,571
Entity Public Float			$ 2,269,476,751

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands	Sep. 30, 2010	Sep. 30, 2009
ASSETS
Cash and cash equivalents	$ 888,622	$ 498,388
Available-for-sale securities, including encumbered securities of $933,315 and $860,655	2,481,093	2,201,083
Held-to-maturity securities, including encumbered securities of $60,970 and $80,717	80,107	103,042
Loans receivable, net	8,423,703	8,983,430
Covered loans, net	534,474
Interest receivable	49,020	53,288
Premises and equipment, net	162,721	133,477
Real estate held for sale	188,998	176,863
Covered real estate held for sale	44,155
FDIC indemnification asset	131,128
FHLB stock	151,748	144,495
Intangible assets, including goodwill of $251,653	257,718	256,797
Federal and state income taxes	8,093
Other assets	84,799	31,612
Assets, Total	13,486,379	12,582,475
Customer accounts
Savings and demand accounts	8,825,918	7,786,467
Repurchase agreements with customers	26,622	55,843
Savings And Demand Accounts And Repurchase Agreements With Customers, Total	8,852,540	7,842,310
FHLB advances	1,865,548	2,078,930
Other borrowings, primarily securities sold under agreements to repurchase	800,000	800,600
Advance payments by borrowers for taxes and insurance	39,504	38,376
Federal and state income taxes, including net deferred liabilities of $21,951 and $449		18,075
Accrued expenses and other liabilities	87,640	58,699
Liabilities, Total	11,645,232	10,836,990
Stockholders' equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 129,555,956 and 129,320,072 shares issued; 112,483,632 and 112,247,748 shares outstanding	129,556	129,320
Paid-in capital	1,578,527	1,574,555
Accumulated other comprehensive income (loss), net of tax	49,682	54,431
Treasury stock, at cost; 17,072,324 shares	(208,985)	(208,985)
Retained earnings	292,367	196,164
Stockholders' Equity Attributable to Parent, Total	1,841,147	1,745,485
Liabilities and Stockholders' Equity, Total	$ 13,486,379	$ 12,582,475

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $) In Thousands, except Share data	Sep. 30, 2010	Sep. 30, 2009
Available-for-sale securities, encumbered securities	$ 933,315	$ 860,655
Held-to-maturity securities, encumbered securities	60,970	80,717
Intangible assets, goodwill	251,653	251,653
Federal and state income taxes, deferred liabilities	$ 21,951	$ 449
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	129,555,956	129,320,072
Common stock, shares outstanding	112,483,632	112,247,748
Treasury stock, shares	17,072,324	17,072,324

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
INTEREST INCOME
Loans	$ 561,069	$ 579,244	$ 599,878
Mortgage-backed securities	91,775	109,486	88,425
Investment securities	10,716	3,044	13,125
Interest and Dividend Income, Operating, Total	663,560	691,774	701,428
INTEREST EXPENSE
Customer accounts	146,360	191,435	259,769
FHLB advances and other borrowings	122,741	127,192	137,872
Interest Expense, Total	269,101	318,627	397,641
Net interest income	394,459	373,147	303,787
Provision for loan losses	179,909	193,000	60,516
Net interest income after provision for loan losses	214,550	180,147	243,271
OTHER INCOME (LOSS)
Other than temporary impairment charge			(87,747)
Gain on FDIC-assisted transaction	85,608
Gain on sale of investments	22,409
Gain on sale of real estate			13,123
Prepayment penalty on FHLB advance	(8,150)
Other	20,563	19,009	15,433
Noninterest Income, Total	120,430	19,009	(59,191)
OTHER EXPENSE
Compensation and fringe benefits	69,879	57,097	52,832
Amortization of intangibles	2,140	3,331	2,441
Occupancy expense	13,933	13,049	11,213
FDIC Insurance	18,626	10,688	792
Other	28,830	25,105	22,945
Deferred loan origination costs	(1,928)	(2,210)	(3,003)
Noninterest Expense, Total	131,480	107,060	87,220
Gain (loss) on real estate acquired through foreclosure, net	(80,475)	(16,354)	(1,021)
Income before income taxes	123,025	75,742	95,839
Income taxes
Current	(19,890)	56,075	81,158
Deferred	24,262	(28,505)	(47,651)
Income Tax Expense (Benefit), Total	4,372	27,570	33,507
NET INCOME	118,653	48,172	62,332
Preferred dividends accrued		7,488
Net income available to common shareholders	$ 118,653	$ 40,684	$ 62,332
PER SHARE DATA
Basic earnings per share	$ 1.06	$ 0.46	$ 0.71
Diluted earnings per share	$ 1.05	$ 0.46	$ 0.71
Cash dividends	$ 0.2	$ 0.2	$ 0.84
Basic weighted average number of shares outstanding	112,438,059	88,689,553	87,675,978
Diluted weighted average number of shares outstanding, including dilutive stock options	112,745,261	88,711,694	87,818,580

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Common Stock	Preferred Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Treasury Stock	Total
Beginning Balance at Sep. 30, 2007	$ 104,921		$ 1,254,490	$ 185,683	$ (13,033)	$ (213,934)	$ 1,318,127
Comprehensive income:
Net income				62,332			62,332
Other comprehensive income, net of tax of ( $2,614 in 2010, $28,598 in 2009 and 8,534 in 2008):
Unrealized gains (losses) on securities					72,540		72,540
Reclassification adjustment					(57,035)		(57,035)
Total comprehensive income							77,837
Dividends				(73,688)			(73,688)
Compensation expense related to common stock options			1,286				1,286
Proceeds from exercise of common stock options	146		2,052				2,198
Tax benefit related to exercise of stock options			348				348
Restricted stock	26		769				795
Proceeds from Employee Stock Ownership Plan			2,087			3,684	5,771
Treasury stock
Ending Balance at Sep. 30, 2008	105,093		1,261,032	174,327	2,472	(210,250)	1,332,674
Comprehensive income:
Net income				48,172			48,172
Other comprehensive income, net of tax of ( $2,614 in 2010, $28,598 in 2009 and 8,534 in 2008):
Unrealized gains (losses) on securities					51,273		51,273
Reclassification adjustment					686		686
Total comprehensive income							100,131
Preferred stock issuance		197,873					197,873
Preferred stock discount and accretion		2,127		(2,127)
Dividends paid on common stock				(18,847)			(18,847)
Dividends paid on preferred stock				(5,361)			(5,361)
Preferred stock redemption		(200,000)					(200,000)
Compensation expense related to common stock options			1,327				1,327
Proceeds from exercise of common stock options	13		145				158
Proceeds from issuance of common stock	24,150		309,027				333,177
Tax benefit related to exercise of stock options			22				22
Restricted stock	64		799				863
Issuance of Warrants			2,127				2,127
Proceeds from Employee Stock Ownership Plan			76			1,265	1,341
Treasury stock
Ending Balance at Sep. 30, 2009	129,320		1,574,555	196,164	54,431	(208,985)	1,745,485
Comprehensive income:
Net income				118,653			118,653
Other comprehensive income, net of tax of ( $2,614 in 2010, $28,598 in 2009 and 8,534 in 2008):
Unrealized gains (losses) on securities					(19,203)		(19,203)
Reclassification adjustment					14,454		14,454
Total comprehensive income							113,904
Dividends paid on common stock				(22,450)			(22,450)
Compensation expense related to common stock options			1,213				1,213
Proceeds from exercise of common stock options	145		1,614				1,759
Tax benefit related to exercise of stock options			181				181
Restricted stock	91		964				1,055
Treasury stock
Ending Balance at Sep. 30, 2010	$ 129,556		$ 1,578,527	$ 292,367	$ 49,682	$ (208,985)	$ 1,841,147

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Other comprehensive income, tax	$ 2,614	$ 28,598	$ 8,534

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 118,653	$ 48,172	$ 62,332
Adjustments to reconcile net income to net cash provided by operating activities
Amortization (accretion) of fees, discounts, premiums and intangible assets, net	21,624	4,813	2,951
Decrease in FDIC indemnification asset	92,551
Depreciation	5,766	5,153	4,281
Stock option compensation expense	1,213	1,327	1,286
Provision for (reversal of) loan losses	179,909	193,000	60,516
Loss (gain) on investment securities and real estate held for sale, net	58,066	15,101	(12,655)
Gain on FDIC-assisted transaction	(85,608)
Other than temporary impairment			87,747
Decrease in accrued interest receivable	7,999	1,077	185
Decrease in income taxes payable	(23,408)	(45,831)	(48,910)
FHLB stock dividends	(6)	(15)	(103)
Decrease in other assets	(51,635)	(16,156)	(586)
Increase (decrease) in accrued expenses and other liabilities	(74,243)	(22,399)	5,186
Net cash provided by operating activities	250,881	184,242	162,230
CASH FLOWS FROM INVESTING ACTIVITIES
Loans originations, net of principal collections	281,826	71,509	(497,939)
FHLB stock redeemed		394	748
Available-for-sale securities purchased	(1,774,343)	(1,175,321)	(313,950)
Principal payments and maturities of available-for-sale securities	1,052,545	513,218	240,368
Available-for-sale securities sold	496,024	18,453	72,030
Principal payments and maturities of held-to-maturity securities	23,128	21,691	13,983
Net cash received from (paid for) acquisition	111,684		(166,859)
Proceeds from sales of real estate held for sale	129,447	98,822	39,193
Premises and equipment purchased, net	(13,027)	(5,273)	(22,334)
Net cash provided (used) by investing activities	307,284	(456,507)	(634,760)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in customer accounts	190,702	672,771	426,000
Net increase (decrease) in short term borrowings		(377,000)	102,000
Proceeds from long-term borrowings	200,000	100,000	436,313
Repayments of long-term borrowings	(539,034)	(19,378)	(408,821)
Proceeds from exercise of common stock options and related tax benefit	1,940	180	2,546
Dividends paid on common stock	(22,450)	(18,847)	(73,688)
Dividends paid on preferred stock		(5,361)
Net proceeds from follow on stock offering		333,177
Proceeds from issuance of preferred stock and warrants		200,000
Redemption of preferred stock		(200,000)
Proceeds from Employee Stock Ownership Plan		1,341	5,771
Treasury stock purchased, net
Increase in advance payments by borrowers for taxes and insurance	911	1,170	3,631
Net cash provided (used) by financing activities	(167,931)	688,053	493,752
Increase in cash and cash equivalents	390,234	415,788	21,222
Cash and cash equivalents at beginning of year	498,388	82,600	61,378
Cash and cash equivalents at end of year	888,622	498,388	82,600
Noncash investing activities
Non-covered real estate acquired through foreclosure	222,057	254,742	58,509
Covered real estate acquired through foreclosure	34,536
Cash paid during the year for
Interest	269,478	325,157	391,209
Income taxes	27,503	77,761	83,239
Fair value of assets and intangibles acquired, including goodwill	1,091,629		(1,186,754)
Fair value of liabilities assumed	(1,047,981)		1,005,769
Net fair value of assets (liabilities)	$ 43,648		$ (180,985)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE A	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation. The consolidated financial statements include the accounts of Washington Federal, Inc. (Company or Washington Federal) and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated.

Description of business. Washington Federal is a unitary thrift holding company. The Company’s principal operating subsidiary is Washington Federal Savings (“Bank”). The Company is principally engaged in the business of attracting savings deposits from the general public and investing these funds, together with borrowings and other funds, in one-to-four family residential real estate loans, multi-family real estate and commercial loans. The Company conducts its activities through a network of 160 offices located in Washington, Oregon, Idaho, Utah, Arizona, Nevada, New Mexico, and Texas.

Effective January 8, 2010, the Company acquired certain assets and liabilities, including most of the loans and deposits, of Horizon Bank, headquartered in Bellingham, Washington (“Horizon”) from the Federal Deposit Insurance Corporation (“FDIC”), as receiver for Horizon (the “Acquisition”).

Horizon operated through eighteen full-service offices, four commercial loan centers and four real estate loan centers in Washington with approximately 225 employees. The Bank acquired certain assets with a book value of  $1.16 billion, including  $968 million in loans and  $32 million in foreclosed real estate, and selected liabilities with a book value of  $1.03 billion, including  $820 million in deposits. Pursuant to the purchase and assumption agreement with the FDIC, the Bank received a cash payment from the FDIC for  $41 million, with an additional receivable due for  $1 million. No cash, deposit premium or other consideration was paid by the Bank. The fair value of the assets received, including the FDIC indemnification asset described below, was  $1.13 billion and the fair value of liabilities assumed was  $1.05 billion.

The loans and foreclosed real estate purchased are covered by two loss share agreements between the FDIC and the Bank (one for single family loans and the other for all other loans and foreclosed real estate), which affords the Bank significant loss protection. Under the loss share agreements, the FDIC will cover 80% of covered loan and foreclosed real estate losses up to  $536 million and 95% of losses in excess of that amount. The term for loss sharing on residential real estate loans is ten years, while the term for loss sharing on non-residential real estate loans is five years with respect to losses and eight years with respect to loss recoveries. The losses reimbursable by the FDIC are based on the book value of the relevant loan as determined by the FDIC at the date of the transaction. New loans made after that date are not covered by the loss share agreements. As a result of the loss sharing agreements with the FDIC, the Bank recorded a receivable of  $228 million at the time of acquisition. To account for the transaction, the balance sheet now has three new line items, as follows:

“Covered loans” represents the loans acquired from Horizon recorded at their estimated fair market value.

“Covered real estate held for sale” represents the estimated fair market value of the repossessed real estate acquired in the transaction. The covered loans and covered real estate held for sale are collectively referred to as “covered assets”.

The “FDIC indemnification asset” represents the estimated fair value of the guarantee provided by the FDIC on the covered assets.

Loans that were classified as non-performing loans by Horizon are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the new book value reflects an amount that will ultimately be collected.

The loss sharing agreements with the FDIC requires the Bank to pay the FDIC a calculated “true-up” amount after ten years if cumulative losses in the portfolio of acquired loans total less than  $536 million. Based on an analysis of the loan portfolio, the Company currently believes cumulative losses will be less than this threshold; therefore, a liability of  $21 million has been established that represents the present value of the estimated true-up payment. Going forward, the Company will be required to estimate the present value of the true-up payment on a quarterly basis and record any adjustments through the income statement.

Based on the initial purchase accounting adjustments described above, the Company recorded a pre-tax gain of  $86 million related to the FDIC-assisted transaction during the 2nd quarter. The amount of the gain is equal to the excess of the fair value of the recorded assets over the fair value of liabilities assumed.

The acquisition was accounted for under the acquisition method of accounting. The purchased assets, assumed liabilities and identifiable intangible asset were recorded at their respective acquisition date fair values. In many cases the determination of these fair values required management to make estimates about discount rates, future expected cash flows, market conditions and other future events that are highly subjective in nature and subject to change. These fair value estimates are preliminary and subject to refinement for up to one year after the closing date of the acquisition as additional information regarding the closing date fair value becomes available.

The operating results for the period ended September 30, 2010 include the results of the acquired assets and liabilities for the period from January 8, 2010 through September 30, 2010. Accretion and amortization of various purchase accounting discounts and premiums were recorded in the period ending September 30, 2010 and are included in other income and other expense.

In determining the acquisition date fair value of acquired loans, and in subsequent accounting, the Company generally aggregates acquired loans into pools of loans with common risk characteristics. Expected cash flows at the acquisition date in excess of the fair value of loans are recorded as interest income over the life of the loans using a level yield method if the timing and amount of the future cash flows of the pool is reasonably estimable. Subsequent to the acquisition date, increases in cash flows over those expected at the acquisition date are recognized as interest income prospectively. Decreases in expected cash flows after the acquisition date are recognized by recording an allowance for loan losses. For loans without evidence of prior credit deterioration, revenue is recognized based on contractual cash flows using the level yield method.

The net assets acquired and the resulting bargain purchase gain is presented in the following table:

	Received from FDIC	Fair Value Adjustments	Recorded by WFSL (1)
	(In thousands)
Assets:
Cash and cash equivalents	$70,870	$—	$70,870
Available-for-sale securities	62,341	4	62,345
Loans receivable, net	968,434	(297,051)	671,383
Interest receivable	3,731	—	3,731
Premises and equipment, net	21,983	—	21,983
Real estate held for sale	32,150	(2,949)	29,201
FDIC indemnification asset, net	—	227,500	227,500
Intangible assets, net	—	3,064	3,064
Other assets	1,552	0	1,552

Total assets	1,161,061	(69,432)	1,091,629
Liabilities:
Customer accounts	819,528	—	819,528
FHLB advances	124,546	506	125,052
Advances by borrowers	217	—	217
Other liabilities	81,737	21,447	103,184

Total liabilities	1,026,028	21,953	1,047,981

Net assets acquired	$135,033	$(91,385)	$43,648

Aggregate fair value adjustments		$(91,385)

Net assets acquired			$43,648
Cash received from FDIC			40,814
Receivable due from FDIC			1,146

Pre-tax gain on Horizon acquistion			$85,608

(1)	As of January 8, 2010

The following methods and assumptions were used to estimate the fair value of significant assets and liabilities presented above:

Cash and cash equivalents – Due to the short term nature of these instruments, the carrying amount is estimated to approximate fair value.

Available for sale securities – Fair values for securities are based on quoted market prices.

Loans – Fair values for loans were based on a discounted cash flow methodology that considered factors including the type of loan and related collateral, classification status, fixed or variable interest rate, term of loan and whether or not the loan was amortizing, and current discount rates. Loans were grouped together according to similar characteristics and were aggregated when applying various valuation techniques. The discount rates used for loans are based on current market rates for new originations as well as an add-on uncertainty premium due to the nature of the loans (i.e. failed bank loans and illiquidity of certain loans).

Real estate held for sale – Real estate held for sale is presented at the estimated present value that management expects to receive upon sale, net of the related costs to sell.

FDIC indemnification asset and related clawback – Fair value was estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and the applicable loss sharing percentages. The clawback is recorded on the Consolidated Statements of Financial Condition in other liabilities.

Core deposit intangible – Fair value was estimated based on a discounted cash flow methodology that gave consideration to expected customer attrition rates, cost of the deposit base and the net servicing costs attributable to the customer deposits.

On February 1, 2008, the Company acquired 100% of the outstanding shares of First Mutual. The merger agreement provided for the merger of First Mutual with and into the Company, followed by the merger of First Mutual Bank, a state savings bank and wholly owned subsidiary of First Mutual, into the Company’s wholly owned subsidiary, Washington Federal. As a result of the acquisition, Washington Federal added 169 employees and 12 branches primarily located on the rapidly growing eastside of Seattle. The acquisition was accounted for as a purchase transaction with the total cash consideration funded through internal sources. As of February 1, 2008, the fair value of First Mutual’s assets and liabilities prior to the acquisition were: loans  $933 million, investments  $24 million, cash  $14 million, property  $35 million, other assets  $29 million, deposits  $744 million, borrowings  $209 million and other liabilities  $14 million. The purchase price was  $219,849,000, which included  $180,985,000 paid in cash as well as  $38,864,000 of assumed liabilities (see related discussion in the following paragraph). The purchase price has been allocated to the underlying assets and liabilities based on estimated fair values at the date of acquisition. Results of operations are included from the date of acquisition. The Company acquired assets with an estimated fair value of  $1,186,754,000 and assumed liabilities with an estimated fair value of  $1,005,769,000. The acquisition produced goodwill of  $149,246,000 and a core deposit intangible of  $2,523,000.

During the quarter ended June 30, 2009, the Company became aware of a tax liability of  $39 million resulting from the acquisition of First Mutual, Inc. in February 2008. Although substantial uncertainty existed as to the ultimate outcome of this matter, U.S. accounting rules required the Company to record an income tax liability, with a corresponding increase to goodwill, in purchase accounting. During the quarter ended March 31, 2010, the Company resolved the matter with the IRS, resulting in the  $38,865,000 being recognized as a tax benefit in the consolidated statement of operations in the current year.

The balance of the Company’s intangible assets was as follows, which includes the additional goodwill discussed above:

	Goodwill	Servicing Rights Intangible	Core Deposit Intangible	Total
	(In thousands)
Balance at September 30, 2008	$251,653	$3,584	$4,921	$260,158
Additions	—	—	—	—
Accumulated amortization	—	(1,115)	(2,246)	(3,361)

Balance at September 30, 2009	251,653	2,469	2,675	256,797
Horizon acquisition	—	—	3,064	3,064
Additions	—	—	—	—
Accumulated amortization	—	(694)	(1,449)	(2,143)

Balance at September 30, 2010	$251,653	$1,775	$4,290	$257,718

The Company’s fiscal year end is September 30th. All references to 2010, 2009 and 2008 represent balances as of September 30, 2010, September 30, 2009 and September 30, 2008, or activity for the fiscal years then ended. References to net income in this document refer to net income available to common shareholders.

Cash and cash equivalents. Cash and cash equivalents include cash on hand, amounts due from banks, overnight investments and repurchase agreements with an initial maturity of three months or less.

Investments and mortgage-backed securities. The Company accounts for investments and mortgage-backed securities in two categories: held-to-maturity and available-for-sale.

Held-to-maturity securities – Securities classified as held-to-maturity are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the held-to-maturity category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category.

Available-for-sale securities – Securities not classified as held-to-maturity are considered to be available-for-sale. Gains and losses realized on the sale of these securities are based on the specific identification method. Unrealized gains and losses for available-for-sale securities are excluded from earnings and reported as a net amount in the accumulated other comprehensive income component of stockholders’ equity.

Management evaluates debt and equity securities for other than temporary impairment on a quarterly basis based on the securities’ current credit quality, interest rates, term to maturity and management’s intent and ability to hold the securities until the net book value is recovered. Any other than temporary declines in fair value are recognized in the statements of operations.

Premiums and discounts on investments are deferred and recognized over the life of the asset using the effective interest method.

Realized gains and losses on securities sold as well as other than temporary impairment charges are shown on the Consolidated Statements of Operations under the Other Income (Loss) heading.

Loans receivable. Loans receivable more than 90 days past due are placed on non-accrual status and an allowance for accrued interest is established. Any interest ultimately collected is credited to income in the period of recovery.

The Company maintains an allowance for loan losses to absorb losses inherent in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable and estimable losses inherent in the loan portfolio. The Company’s methodology for assessing the appropriateness of the allowance consists of two components, which include the general allowance and specific allowances.

The general loan loss allowance is established by applying a loss percentage factor to the different loan types. The allowances are provided based on Management’s continuing evaluation of the pertinent factors underlying the quality of the loan portfolio, including changes in the size and composition of the loan portfolio, actual loan loss experience, current economic conditions, collateral values, geographic concentrations, seasoning of the loan portfolio, specific industry conditions, and the duration of the current business cycle. The recovery of the carrying value of loans is susceptible to future market conditions beyond the Company’s control, which may result in losses or recoveries differing from those provided.

Specific allowances are established for loans which are individually evaluated, in cases where Management has identified significant conditions or circumstances related to a loan that Management believes indicate the probability that a loss has been incurred.

Loans for commercial purposes, including multi-family loans, builder construction loans and commercial loans are reviewed on an individual basis to assess the ability of the borrowers to continue to service all of their principal and interest obligations. If a loan shows signs of weakness, it is downgraded and, if warranted, placed on non-accrual status. The Company has an asset quality review function that reports the results of its internal reviews to the Board of Directors on a quarterly basis.

Impaired loans consist of loans receivable that are not expected to be repaid in accordance with their contractual terms and are measured using the fair value of the collateral. Smaller balance loans are excluded from this analysis.

Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the respective assets. Expenditures are capitalized for betterments and major renewals. Charges for ordinary maintenance and repairs are expensed to operations as incurred.

Real estate held for sale. Properties acquired in settlement of loans or acquired for development are recorded at the lower of cost or fair value less selling costs. Subsequent declines in valuation are recorded as additional expense in gain (loss) on real estate acquired through foreclosure line item.

Intangible assets. Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. The core deposit intangibles and non-compete agreement intangible are acquired assets that lack physical substance but can be distinguished from goodwill. Goodwill is evaluated for impairment on an annual basis. Other intangible assets are amortized over their estimated lives and are subject to impairment testing when events or circumstances change. If circumstances indicate that the carrying value of the assets may not be recoverable, an impairment charge could be recorded. No impairment of intangible assets has ever been identified. The Company amortizes the two core deposit intangibles on a straight line basis over their estimated lives of 7 and 8 years; the non-compete agreement intangible, which was fully amortized as of September 30, 2009, was amortized on a straight-line basis over its life of five years.

The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year ended September 30,	Amortization expense
(In thousands)
2011	$918
2012	918
2013	918
2014	918
2015	618

Deferred fees and discounts on loans. Loan discounts and loan fees are deferred and recognized over the life of the loans using the effective interest method.

Accounting for stock-based compensation. The Company records an expense for the estimated fair value of equity awards over the vesting period. See Note L for additional information. Stock options that were not dilutive but were outstanding as of September 30, 2010, 2009 and 2008 were 1,941,633, 2,401,764 and 2,091,440, respectively.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reported in the financial statements include the allowance for loan losses, intangible assets, deferred taxes and contingent liabilities. Actual results could differ from these estimates.

New accounting pronouncements. In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) 860-10, Transfers and Servicing. The objective of this guidance is to improve the relevance and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and the transferor’s continuing involvement, if any, in transferred financial assets. This guidance was effective for financial asset transfers occurring after December 31, 2009. The adoption of this guidance was not material to the Company’s consolidated financial statements.

In June 2009, the FASB issued ASC 810-10, Consolidation. The objective of this guidance is to improve financial reporting by entities involved with variable interest entities and to provide more relevant and reliable information to users of financial statements. This guidance was effective as of January 1, 2010. The adoption of this guidance was not material to the Company’s consolidated financial statements.

In January 2010, the FASB issued Accounting Standards Update 2010-06, Improving Disclosures about Fair Value Measurements. For assets and liabilities measured at fair value on a recurring basis in periods after initial recognition, the new guidance requires an entity to disclose the amounts of significant transfers between Levels 1 and 2, and transfers into and out of Level 3, of the fair value hierarchy, and the reasons for those transfers. The new guidance requires a gross presentation of purchases and sales of Level 3 activities, and also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. The guidance was effective for the Company as of January 1, 2010, with the exception of the requirement for increased disaggregation of Level 3 activities, which, if applicable, is effective on January 1, 2011. See Note Q for new disclosures.

In April 2010, the FASB issued Accounting Standards Update 2010-18, Effect of a Loan Modification When the Loan is Part of a Pool that is Accounted for as a Single Asset – a consensus of the FASB Emerging Issues Task Force. Diversity in practice has developed on whether a loan that is part of a pool of loans accounted for as a single asset should be removed from that pool upon a modification that would constitute a troubled debt restructuring. The objective of this guidance is to address the diversity in practice regarding such modifications. This guidance will be effective for modifications of loans accounted for within a pool that occur during the period ending September 30, 2010 and thereafter. The adoption of this guidance was not expected to be material to the Company’s consolidated financial statements.

Business segments. As the Company manages its business and operations on a consolidated basis, management has determined that there is one reportable business segment.

Reclassifications. Certain reclassifications have been made to the financial statements for years prior to September 30, 2010 to conform to current year classifications.

INVESTMENT SECURITIES	12 Months Ended
Sep. 30, 2010
INVESTMENT SECURITIES
NOTE B	INVESTMENT SECURITIES

September 30,	2010
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$500	$26	$—	$526	4.00%
1 to 5 years	25,000	180	—	25,180	3.25%
5 to 10 years	158,915	5,344	(105)	164,154	3.59%
Over 10 years	150,000	1,161	(15)	151,146	3.50%
Corporate Bonds due
5 to 10 years	10,000	—	—	10,000	6.00%
Mortgage-Backed Securities
Agency pass-through certificates	2,058,130	72,853	(896)	2,130,087	5.26%

	2,402,545	79,564	(1,016)	2,481,093	5.02%

Held-to-maturity securities
Tax-exempt municipal bonds due
1 to 5 years	1,105	65	—	1,170	6.11%
5 to 10 years	1,940	115	—	2,055	5.67%
Over 10 years	4,010	34	—	4,044	5.60%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	0.00%
Mortgage-Backed Securities
Agency pass-through certificates	73,052	4,579	—	77,631	5.59%

	80,107	4,793	—	84,900	5.60%

	$2,482,652	$84,357	$(1,016)	$2,565,993	5.04%

September 30,	2009
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$500	$15	$—	$515	4.00%
1 to 5 years	—	—	—	—	0.00%
5 to 10 years	9,300	4,009	—	13,309	10.38%
Over 10 years	—	—	—	—	0.00%
Mortgage-Backed Securities
Agency pass-through certificates	2,105,227	82,041	(9)	2,187,259	5.77%

	2,115,027	86,065	(9)	2,201,083	5.79%

Held-to-maturity securities
Tax-exempt municipal bonds due
1 to 5 years	1,140	100	—	1,240	6.60%
5 to 10 years	—	—	—	—	0.00%
Over 10 years	6,295	445	—	6,740	5.72%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	0.00%
Mortgage-Backed Securities
Agency pass-through certificates	95,607	3,676	—	99,283	5.57%

	103,042	4,221	—	107,263	5.59%

	$2,218,069	$90,286	$(9)	$2,308,346	5.78%

 $496,024,000 of available-for-sale securities were sold in 2010, resulting in a gain of  $22,409,000.  $18,453,000 of available-for-sale securities were sold in 2009, resulting in a net gain of  $1,063,000.  $72,030,000 of available-for-sale securities were sold in 2008, resulting in no gain.

Substantially all mortgage-backed securities have contractual due dates that exceed 10 years.

The following table shows the unrealized gross losses and fair value of securities at September 30, 2010, by length of time that individual securities in each category have been in a continuous loss position. The Company had  $718,000 in fair value of securities in a continuous loss position for 12 or more months at September 30, 2010, which consisted of mortgage-backed securities. Management believes that the declines in fair value of these investments are not an other than temporary impairment.

As of September 30,	2010

	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
U.S. agency securities	$(120)	$149,496	$—	$—	$(120)	$149,496
Agency pass-through certificates	(881)	241,927	(15)	718	(896)	242,645

	$(1,001)	$391,423	$(15)	$718	$(1,016)	$392,141

LOANS RECEIVABLE (EXCLUDING COVERED LOANS)	12 Months Ended
Sep. 30, 2010
LOANS RECEIVABLE (EXCLUDING COVERED LOANS)
NOTE C	LOANS RECEIVABLE (EXCLUDING COVERED LOANS)

September 30,	2010	2009
	(In thousands)
Conventional real estate
Single-family residential	$6,551,837	$6,785,723
Construction – speculative	169,712	267,430
Construction – custom	256,384	258,839
Land – acquisition & development	307,230	519,130
Land – lot loans	186,840	195,812
Multi-family	697,351	705,212
Commercial Real Estate	315,915	294,109
Commercial and Industrial	83,070	119,019
HELOC	116,143	122,184
Consumer	92,624	120,081

	8,777,106	9,387,539

Less
Allowance for possible losses	163,094	166,836
Loans in process	154,171	200,919
Deferred loan origination fees, net	36,138	36,354

	353,403	404,109

	$8,423,703	$8,983,430

The Company originates fixed and adjustable interest rate loans, which at September 30, 2010 consisted of the following:

Fixed-Rate		Adjustable-Rate
Term To Maturity	Book Value	Term To Rate Adjustment	Book Value
	(In thousands)		(In thousands)
Within 1 year	$312,736	Less than 1 year	$365,854
1 to 3 years	177,921	1 to 3 years	264,475
3 to 5 years	170,010	3 to 5 years	62,010
5 to 10 years	666,420	5 to 10 years	172,229
10 to 20 years	1,189,291	10 to 20 years	22,872
Over 20 years	5,186,131	Over 20 years	187,157

	$7,702,509		$1,074,597

At September 30, 2010 and 2009, approximately  $79,871,000 and  $57,124,000 of fixed-rate loan origination commitments were outstanding, respectively. Loans serviced for others at September 30, 2010 and 2009 were approximately  $130,874,000 and  $132,751,000, respectively.

Gross loans by geographic concentration were as follows:

September 30, 2010	Single Family Residential	Multi- family	Land - A & D	Land - Lot Loans	Construction - custom	Construction - Speculative	Commercial Real Estate	Commercial and Industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$2,784,261	$211,311	$165,358	$90,165	$159,249	$98,560	$214,117	$69,555	$9,824	$74,788	$3,877,188
Oregon	1,063,789	305,250	32,008	38,057	39,305	32,158	13,998	—	4,612	7,565	1,536,742
Other	549,652	9,792	36	2,934	—	—	2,891	649	72,421	174	638,549
Idaho	515,603	31,261	17,852	16,807	9,907	9,850	—	—	—	5,064	606,344
Arizona	634,262	67,779	29,633	16,500	11,650	11,254	—	—	—	5,210	776,288
Utah	534,604	53,810	19,309	13,839	26,481	4,870	—	—	—	6,683	659,596
New Mexico	177,556	6,002	30,864	5,355	2,450	11,468	67,870	11,127	5,612	16,174	334,478
Texas	146,103	6,389	7,170	1,304	6,229	412	16,934	1,739	133	128	186,541
Nevada	146,007	5,757	5,000	1,879	1,113	1,140	105	—	22	357	161,380

	$6,551,837	$697,351	$307,230	$186,840	$256,384	$169,712	$315,915	$83,070	$92,624	$116,143	$8,777,106

PERCENTAGE BY GEOGRAPHIC AREA
September 30, 2010	Single Family Residential	Multi- family	Land - A & D	Land - Lot Loans	Construction - custom	Construction - Speculative	Commercial Real Estate	Commercial and Industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	31.4%	2.4%	1.9%	1.0%	1.8%	1.1%	2.4%	0.8%	0.1%	0.9%	43.8%
Oregon	12.1%	3.5%	0.4%	0.4%	0.4%	0.4%	0.2%	0.0%	0.1%	0.1%	17.6%
Other	6.3%	0.1%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.8%	0.0%	7.2%
Idaho	5.9%	0.4%	0.2%	0.2%	0.1%	0.1%	0.0%	0.0%	0.0%	0.1%	7.0%
Arizona	7.2%	0.8%	0.3%	0.2%	0.1%	0.1%	0.0%	0.0%	0.0%	0.1%	8.8%
Utah	6.1%	0.6%	0.2%	0.2%	0.3%	0.1%	0.0%	0.0%	0.0%	0.1%	7.6%
New Mexico	2.0%	0.1%	0.4%	0.1%	0.0%	0.1%	0.8%	0.1%	0.1%	0.2%	3.9%
Texas	1.7%	0.1%	0.1%	0.0%	0.1%	0.0%	0.2%	0.0%	0.0%	0.0%	2.2%
Nevada	1.7%	0.1%	0.1%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.9%

	74.40%	8.10%	3.60%	2.10%	2.80%	1.90%	3.60%	0.90%	1.10%	1.50%	100.00%

PERCENTAGE BY GEOGRAPHIC AREA AS A % OF EACH LOAN TYPE
September 30, 2010	Single Family Residential	Multi- family	Land - A & D	Land - Lot Loans	Construction - custom	Construction - Speculative	Commercial Real Estate	Commercial and Industrial	Consumer	HELOC
As % of total gross loans
Washington	42.5%	30.3%	54.0%	48.2%	62.2%	58.1%	67.8%	83.7%	10.6%	64.4%
Oregon	16.2%	43.8%	10.4%	20.4%	15.3%	18.9%	4.4%	0.0%	5.0%	6.5%
Other	8.4%	1.4%	0.0%	1.6%	0.0%	0.0%	0.9%	0.8%	78.2%	0.1%
Idaho	7.9%	4.5%	5.8%	9.0%	3.9%	5.8%	0.0%	0.0%	0.0%	4.4%
Arizona	9.7%	9.7%	9.6%	8.8%	4.5%	6.6%	0.0%	0.0%	0.0%	4.5%
Utah	8.2%	7.7%	6.3%	7.4%	10.3%	2.9%	0.0%	0.0%	0.0%	5.8%
New Mexico	2.7%	0.9%	10.0%	2.9%	1.0%	6.8%	21.5%	13.4%	6.1%	13.9%
Texas	2.2%	0.9%	2.3%	0.7%	2.4%	0.2%	5.4%	2.1%	0.1%	0.1%
Nevada	2.2%	0.8%	1.6%	1.0%	0.4%	0.7%	0.0%	0.0%	0.0%	0.3%

	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

At September 30, 2010, the Company’s recorded investment in impaired loans was  $489,825,000, of which  $202,120,000 have allocated reserves of  $65,002,000. At September 30, 2009, the Company’s recorded investment in impaired loans was  $531,817,000, of which  $318,543,000 had allocated reserves of  $107,375,000. The average balance of impaired loans during 2010, 2009 and 2008 was  $528,371,000,  $442,321,000 and  $82,176,000, and interest income from impaired loans was  $31,279,000,  $27,158,000 and  $5,284,000, respectively.

The following table shows a summary of impaired loans and the allowance for loan losses:

	9/30/2010	9/30/2009	9/30/2008
	(In thousands)
General allowance	$98,092	$59,461	$56,162
Specific allowance	65,002	107,375	28,896

	163,094	166,836	85,058

Total impaired loans	489,825	531,817	134,438
Impaired loans with specific reserve	(202,120)	(318,543)	(98,654)
Restructured loans subject to the general reserve	(215,575)	(112,089)	0

Impaired loans without a specific reserve or general reserve	72,130	101,185	35,784

Gross non-covered loans	8,777,106	9,387,539	9,912,672
Total impaired loans	(489,825)	(531,817)	(134,438)
Restructured loans subject to the general reserve	215,575	112,089	0

Non-covered loans subject to general reserve (non-impaired loans and restructured loans subject to the general reserve)	$8,502,856	$8,967,811	$9,778,234

General reserve as % of non-covered loans not evaluated individually for impairment	1.15%	0.66%	0.57%

The Company has increased the % of general reserves to non-covered loans in response to the deteriorating economic conditions and the elevated levels of losses that have been experienced over the last two years.

ALLOWANCE FOR LOSSES ON LOANS	12 Months Ended
Sep. 30, 2010
ALLOWANCE FOR LOSSES ON LOANS
NOTE D	ALLOWANCE FOR LOSSES ON LOANS

Year ended September 30,	2010	2009
	(In thousands)
Balance at beginning of year	$166,836	$85,058
Provision for loan losses	179,909	193,000
Charge-offs	(187,387)	(112,873)
Recoveries	3,736	1,651

Balance at end of year	$163,094	$166,836

INTEREST RECEIVABLE	12 Months Ended
Sep. 30, 2010
INTEREST RECEIVABLE
NOTE E	INTEREST RECEIVABLE

September 30,	2010	2009
	(In thousands)
Loans receivable	$49,538	$54,908
Allowance for uncollected interest on loans receivable	(12,189)	(12,773)
Mortgage-backed securities	9,159	10,543
Investment securities	2,512	610

	$49,020	$53,288

PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2010
PREMISES AND EQUIPMENT
NOTE F	PREMISES AND EQUIPMENT

September 30,		2010	2009
		(In thousands)
	Estimated Useful Life
Land	—	$76,786	$60,060
Buildings	25 - 40	103,817	92,499
Leasehold improvements	7 - 15	5,512	5,512
Furniture, fixtures and equipment	2 - 10	26,769	19,863

		212,884	177,934
Less accumulated depreciation and amortization		(50,163)	(44,457)

		$162,721	$133,477

The Company has non-cancelable operating leases for branch offices. Future minimum net rental commitments for all non-cancelable leases, including maintenance and associated costs, were as follows:  $2 million for 2011,  $1 million for 2012,  $1 million for 2013,  $2 million for 2014 and  $2 million thereafter. Rental expense, including amounts paid under month-to-month cancelable leases, amounted to  $3,170,000,  $2,710,000 and  $2,613,000 in 2010, 2009 and 2008, respectively.

CUSTOMER ACCOUNTS	12 Months Ended
Sep. 30, 2010
CUSTOMER ACCOUNTS
NOTE G	CUSTOMER ACCOUNTS

September 30,	2010	2009
	(In thousands)
Checking accounts, .50% and under	$666,372	$526,321
Passbook and statement accounts, .50% and under	234,673	197,025
Insured money market accounts, .01% to .75%	1,653,718	1,214,812
Certificate accounts
Less than 2.00%	3,596,651	1,765,881
2.00% to 2.99%	1,918,591	3,220,833
3.00% to 3.99%	495,138	457,425
4.00% to 4.99%	237,852	370,967
5.00% to 5.99%	22,923	33,203

Total certificates	6,271,155	5,848,309

Repurchase agreements with customers, .01% to 3.78%	26,622	55,843

	$8,852,540	$7,842,310

Certificate maturities are as follows:

September 30,	2010	2009
	(In thousands)
Within 1 year	$4,288,072	$4,732,493
1 to 2 years	1,168,280	747,839
2 to 3 years	533,017	156,402
Over 3 years	281,786	211,575

	$6,271,155	$5,848,309

Customer accounts over  $250,000 totaled  $893,338,000 as of September 30, 2010 and  $692,264,000 as of September 30, 2009.

Interest expense on customer accounts consisted of the following:

Year ended September 30,	2010	2009	2008
Checking accounts	$2,299	$3,144	$6,813
Passbook and statement accounts	1,100	1,441	2,724
Insured money market accounts	12,121	16,488	25,571
Certificate accounts	130,552	170,001	224,973

	146,072	191,074	260,081
Repurchase agreements with customers	1,015	1,061	547

	147,087	192,135	260,628
Less early withdrawal penalties	(727)	(700)	(859)

	$146,360	$191,435	$259,769

Weighted average interest rate at end of year	1.51%	1.96%	3.25%
Weighted daily average interest rate during the year	1.69%	2.56%	3.87%

FHLB ADVANCES	12 Months Ended
Sep. 30, 2010
FHLB ADVANCES
NOTE H	FHLB ADVANCES

Maturity dates of FHLB advances were as follows:

September 30,	2010	2009
	(In thousands)
FHLB advances
Within 1 year	$—	$—
1 to 3 years	100,000	428,930
4 to 5 years	415,548	100,000
More than 5 years	1,350,000	1,550,000

	$1,865,548	$2,078,930

 $1,350,000,000 of the 2010 advances and  $1,750,000,000 of the 2009 advances included in the above table are callable by the FHLB. If these callable advances were to be called at the earliest call dates, the maturities of all FHLB advances would be as follows:

September 30,	2010	2009
	(In thousands)
FHLB advances
Within 1 year	$400,000	$400,000
1 to 3 years	875,000	1,028,930
4 to 5 years	390,548	650,000
More than 5 years	200,000	—

	$1,865,548	$2,078,930

Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows:

September 30,	2010	2009	2008
	(In thousands)
Weighted average interest rate at end of year	4.24%	4.39%	4.45%
Weighted daily average interest rate during the year	4.46%	4.23%	4.65%
Daily average of FHLB advances	$2,070,843	$2,243,242	$2,022,596
Maximum amount of FHLB advances at any month end	2,078,695	2,743,026	2,205,801
Interest expense during the year	92,402	94,804	94,048

FHLB advances are collateralized as provided for in the Advances, Pledge and Security Agreement by all FHLB stock owned by the Company, deposits with the FHLB and certain mortgages or deeds of trust securing such properties as provided in the agreements with the FHLB. As a member of the FHLB of Seattle, the Company currently has a credit line of 50% of the total assets of the Company, subject to collateralization requirements.

OTHER BORROWINGS	12 Months Ended
Sep. 30, 2010
OTHER BORROWINGS
NOTE I	OTHER BORROWINGS

Maturity dates of securities sold under agreements to repurchase (reverse repurchase agreements) and other borrowings were as follows:

September 30,	2010	2009
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$—	$600
1 to 3 years	—	—
4 to 5 years	500,000	—
More than 5 years	300,000	800,000

	$800,000	$800,600

 $500,000,000 of the 2010 and 2009 reverse repurchase agreements and other borrowings included in the above table are callable by the counterparty. If these were to be called at the earliest call dates, the maturities of the reverse repurchase agreements and other borrowings would be as follows:

September 30,	2010	2009
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$—	$600
1 to 3 years	500,000	300,000
4 to 5 years	200,000	200,000
More than 5 years	100,000	300,000

	$800,000	$800,600

Other borrowings on the Consolidated Statements of Financial Condition at both September 30, 2010 and 2009 included the  $800,000,000 of reverse repurchase agreements presented in the table above.

The Company enters into sales of reverse repurchase agreements. Fixed-coupon reverse repurchase agreements are treated as financings, and the obligations to repurchase securities sold are reflected as a liability in the consolidated statements of financial condition. During the three years ended September 30, 2010, all of the Company’s transactions were fixed-coupon reverse repurchase agreements. The dollar amount of securities underlying the agreements remain in the asset accounts. The securities pledged are registered in the Company’s name, and principal and interest payments are received by the Company; however, the securities are held by the designated trustee of the broker. Upon maturity of the agreements, the identical securities pledged as collateral will be returned to the Company.

Financial data pertaining to the weighted-average cost and the amount of securities sold under agreements to repurchase and other borrowings were as follows:

September 30,	2010	2009	2008
Weighted average interest rate at end of year	3.90%	3.90%	4.19%
Weighted daily average interest rate during the year	3.90%	3.90%	4.26%
Daily average of securities sold under agreements to repurchase	$800,000	$800,000	$803,825
Maximum securities sold under agreements to repurchase at any month end	800,000	800,000	800,000
Interest expense during the year	29,867	31,061	34,260

Financial data pertaining to the weighted average cost and the amount of other borrowings were as follows:

September 30,	2010	2009	2008
Weighted average interest rate at end of year	—%	5.98%	2.00%
Weighted daily average interest rate during the year	4.98%	0.69%	3.23%
Daily average of other borrowings	$9,479	$191,989	$296,529
Maximum other borrowings at any month end	14,310	240,600	475,000
Interest expense during the year	22	1,327	9,564

INCOME TAXES	12 Months Ended
Sep. 30, 2010
INCOME TAXES
NOTE J	INCOME TAXES

The Consolidated Statements of Financial Condition at September 30, 2010 and 2009 include net deferred tax liabilities of  $21,951,000 and  $449,000, respectively, that have been provided for the temporary differences between the tax basis and the financial statement carrying amounts of liabilities and assets. The major sources of these temporary differences and their deferred tax effects were as follows:

September 30,	2010	2009
	(In thousands)
Deferred tax assets
Loan loss reserves	$92,922	$89,020
Asset Purchase Tax Basis Difference (net)	22,738	—
Investment security deferred loss	—	—
Valuation adjustment on available-for-sale securities	—	—
Delinquent accrued interest	4,060	5,320
Other, net	1,361	—

Total deferred tax assets	121,081	94,340

Deferred tax liabilities
FDIC Loss Guarantee Receivable (net)	40,444	—
Federal Home Loan Bank stock dividends	36,158	33,492
Valuation adjustment on available-for-sale securities	28,866	31,626
Loan origination costs	13,183	14,223
Depreciation	21,578	12,544
Deferred gain on forward commitments	1,225	1,546
Core deposit intangible	1,578	983
Other, net	—	375

Total deferred tax liabilities	143,032	94,789

Net deferred tax asset (liability)	(21,951)	(449)
Current tax asset (liability)	30,044	(17,626)

Net tax asset (liability)	$8,093	$(18,075)

A reconciliation of the statutory federal income tax rate to the effective income tax rate follows:

Year ended September 30,	2010	2009	2008
Statutory income tax rate	35%	35%	35%
IRS tax settlement	-32	—	—
Dividend received deduction	—	—	-1
Other differences	-1	-1	-1
State income tax	2	2	2
Effective income tax rate	4%	36%	35%

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009
Balance at beginning of year	$44,781	$43,108
Tax positions related to current year:
Additions	271	—
Reductions	—	—
Tax positions related to prior years:
Additions	3,064	1,706
Reductions	—	—
Settlements with taxing authorities	(43,315)	—
Lapses in statues of limitations	(908)	(33)

Balance at end of year	$3,893	$44,781

As of September 30, 2010 and 2009, the Company’s liability for uncertain tax positions was  $2.9 million and  $42.8 million, respectively. Included in the balance of unrecognized tax benefits at September 30, 2010, are  $1.3 million of tax benefits that, if recognized, would affect the effective tax rate. The Company records interest and penalties related to uncertain tax positions in income tax expense. As of September 30, 2010 and 2009, there was approximately  $1.2 million and  $3.3 million, respectively, of accrued interest and  $0.3 million and  $0.3 million, respectively, of accrued penalties.

Based on current information the Company does not expect any changes in the amount of unrecognized tax benefits over the next twelve months to have a significant impact on the results of operations or the financial position of the Company.

The Company’s federal income tax returns for 2006 through 2010 are open tax years. State income tax returns are generally subject to examination for a period of three to five years after filing of the respective return. The state impact of any federal changes remains subject to examination by various states for a period of up to two years after formal notification to the states. The Company has various federal and state income tax returns in the process of examination, administrative appeals or litigation. The Company’s unrecognized tax benefits are related to state returns open from 1999 through 2009.

The Company has been examined by the Internal Revenue Service through the year ended September 30, 1990. There were no material changes made to the Company’s originally reported taxable income as a result of this examination.

401(k) AND EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Sep. 30, 2010
401(k) AND EMPLOYEE STOCK OWNERSHIP PLAN
NOTE K	401(k) AND EMPLOYEE STOCK OWNERSHIP PLAN

The Company maintains a 401(k) and Employee Stock Ownership Plan (Plan) for the benefit of its employees. Company contributions are made semi-annually as approved by the Board of Directors. Such amounts are not in excess of amounts permitted by the Employee Retirement Income Security Act of 1974.

Plan participants may make voluntary after-tax contributions of their considered earnings as defined by the Plan. In addition, participants may make pre-tax contributions up to the statutory limits through the 401(k) provisions of the Plan. The annual addition from contributions to an individual participant’s account in this Plan cannot exceed the lesser of 100% of base salary or  $49,000. Under provisions of the Plan, employees are eligible to participate on the date of hire and become fully vested in the Company’s contributions following six years of service. In August 1995 the Company received a favorable determination from the Internal Revenue Service to include an Employee Stock Ownership feature as part of the Plan. This feature allows employees to direct a portion of their vested account balance toward the purchase of Company stock. Company contributions to the Plan amounted to  $4,800,000,  $4,200,000 and  $3,595,000 for the years ended September 30, 2010, 2009 and 2008, respectively.

STOCK OPTION PLANS	12 Months Ended
Sep. 30, 2010
STOCK OPTION PLANS
NOTE L	STOCK OPTION PLANS

The Company has two equity-based compensation plans (Plans) which provide for a combination of stock options and stock grants. Option awards are granted with an exercise price equal to the market price of the Company’s stock at the date of grant; those option awards generally vest based on 5 years of continuous service and have 10-year contractual terms. The Company’s policy is to issue new shares upon option exercises. Stockholders authorized 4,480,101 shares and 4,099,480 shares of common stock, as adjusted for stock splits and stock dividends, to be reserved pursuant to the 1994 Stock Option and Stock Appreciation Rights Plan (the 1994 Plan) and the 2001 Long-Term Incentive Plan (the 2001 Plan), respectively. The two Plans are substantially similar. Of the 8,579,581 total shares authorized by stockholders under the two Plans, 2,311,410 shares remain available for issuance. Each of the Plans has been approved by the Company’s stockholders.

The fair value of options granted is estimated on the date of grant using the Black-Scholes option-pricing model. This model requires input of highly subjective assumptions, changes to which can materially affect the fair value estimate. Additionally, there may be other factors that would otherwise have a significant effect on the value of employee stock options granted but are not considered by the model. Expected volatility is based on the historical volatility of the Company’s stock. The risk-free interest rate is based on the U.S. Treasury yield curve that is in effect at the time of grant with a remaining term equal to the options’ expected life. The expected term represents the period of time that options granted are expected to be outstanding. The following weighted-average assumptions were used to estimate the fair value of options granted during the periods indicated:

Year ended September 30,	2010	2009	2008
Annual dividend yield	1.20%	3.83%	3.66%
Expected volatility	26%	24%	17%
Risk-free interest rate	2.20%	1.73%	2.48%
Expected life	4.5 years	4.5 years	4.5 years

During 2010, 2009 and 2008, the Company recognized  $1,213,000,  $1,327,000 and 1,286,000 of compensation cost for stock options, net of forfeitures.

A summary of option activity under the Plans as of September 30, 2010, and changes during the year then ended is as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2009	2,890,070	$19.75
Granted	72,500	19.13
Exercised	-157,191	12.71
Forfeited	-150,882	19.51

Outstanding at September 30, 2010	2,654,497	$20.16	5	$1,299

Exercisable at September 30, 2010	1,437,414	$20.35	4	$77

The weighted average grant date fair value of options granted during the years 2010, 2009 and 2008 was $4.43, $1.60 and $2.54, respectively. The total intrinsic value of options exercised during the years ended September 30, 2010, 2009 and 2008 was $975,000, $65,000 and $1,234,000, respectively. Likewise, the total grant date fair value of options exercised during the years ended September 30, 2010, 2009 and 2008 was $482,000, $57,000 and $441,000, respectively.

A summary of the status of the Company’s nonvested options as of September 30, 2010, and changes during the year then ended is as follows:

Nonvested Options	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2009	1,707,315	$2.76
Granted	72,500	4.43
Vested	-448,572	3.34
Forfeited	-114,160	2.61

Outstanding at September 30, 2010	1,217,083	$2.66

As of September 30, 2010, unrecognized compensation cost for stock options, net of forfeitures, totaled $2,087,000, which is expected to be recognized over a weighted average remaining period of 1.5 years.

Cash received from option exercises for the years ended September 30, 2010, 2009 and 2008 was  $1,760,000,  $158,000 and  $2,198,000, respectively. The actual tax benefit realized for the tax deductions from option exercises totaled  $227,000,  $21,000 and  $337,000, respectively, for the years ended September 30, 2010, 2009 and 2008.

The Company also grants shares of restricted stock pursuant to its plans. These shares of restricted stock vest over a period of one to seven years. The Company has issued a total of 361,735 shares of restricted stock, with a fair market value at the date of grant of  $7.0 million. As of September 30, 2010, 177,582 shares remained restricted. The Company accounts for restricted stock grants by recording the fair value of the grant to compensation expense over the vesting period. Compensation expense related to restricted stock was  $1,055,000,  $864,000 and  $795,000 for the years ended September 30, 2010, 2009 and 2008, respectively.

STOCKHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2010
STOCKHOLDERS' EQUITY
NOTE M	STOCKHOLDERS’ EQUITY

Washington Federal Savings is subject to various regulatory capital requirements administered by the Office of Thrift Supervision (OTS). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, Washington Federal Savings must meet specific capital guidelines that involve quantitative measures of Washington Federal Savings’ assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. Washington Federal Savings’ capital amounts and classification are also subject to qualitative judgments by the regulators about capital components, risk-weightings and other factors. The Company and the Bank are subject to certain restrictions on the amount of dividends that they may declare without prior regulatory approval.

As of September 30, 2010 and 2009, the OTS categorized Washington Federal Savings as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, Washington Federal Savings must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since that notification that Management believes have changed Washington Federal Savings’ categorization.

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
September 30, 2010	(In thousands)
Total capital to risk-weighted assets	$1,619,206	23.39%	$553,761	8.00%	$692,201	10.00%
Tier I capital to risk-weighted assets	1,534,681	22.17%	NA	NA	415,321	6.00%
Core capital to adjusted tangible assets	1,534,681	11.67%	NA	NA	657,606	5.00%
Core capital to total assets	1,534,681	11.67%	394,563	3.00%	NA	NA
Tangible capital to tangible assets	1,534,681	11.67%	197,282	1.50%	NA	NA
September 30, 2009
Total capital to risk-weighted assets	$1,469,857	21.57%	$545,034	8.00%	$681,293	10.00%
Tier I capital to risk-weighted assets	1,414,885	20.77%	NA	NA	408,776	6.00%
Core capital to adjusted tangible assets	1,414,885	11.56%	NA	NA	612,094	5.00%
Core capital to total assets	1,414,885	11.56%	367,257	3.00%	NA	NA
Tangible capital to tangible assets	1,414,885	11.56%	183,628	1.50%	NA	NA

On November 14, 2008, the Company entered into a Letter Agreement with the United States Department of the Treasury (“Treasury”) to participate in the Troubled Asset Relief Program Capital Purchase Program (“CPP”). Pursuant to the Agreement, the Company issued and sold to the Treasury (i) 200,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, and (ii) a warrant to purchase 1,707,456 shares of the Company’s common stock, par value  $1.00 per share, for an aggregate purchase price for both the preferred stock and warrants of  $200 million in cash. The Preferred Stock qualified as Tier 1 capital and paid cumulative dividends at a rate of 5% per annum for the first five years, and 9% per annum thereafter. On May 27, 2009, the Company repurchased the  $200 million of preferred stock. The Company decided not to repurchase the 1.7 million warrants issued in conjunction with the preferred stock at this time. The Treasury has sold all of the warrants.

On September 15, 2009, the Company issued additional common stock in a follow on offering for the first time since going public in 1982. Net proceeds received totaled  $333,176,688 upon the issuance of 24,150,000 additional common shares. The use of the proceeds from this offering will be used for general corporate purposes, which may include capital to support growth and acquisition opportunities.

At periodic intervals, the OTS and the Federal Deposit Insurance Corporation (FDIC) routinely examine the Company’s financial statements as part of their oversight of the savings and loan industry. Based on their examinations, these regulators can direct that the Company’s financial statements be adjusted in accordance with their findings. The extent to which forthcoming regulatory examinations may result in adjustments to the financial statements cannot be determined; however, no adjustments were proposed as a result of the most recent OTS examination which concluded in February 2010.

The Company has an ongoing stock repurchase program. No shares were repurchased during 2010 or 2009. As of September 30, 2010, Management had authorization from the Board of Directors to repurchase up to 2.9 million additional shares.

FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2010
FAIR VALUES OF FINANCIAL INSTRUMENTS
NOTE N	FAIR VALUES OF FINANCIAL INSTRUMENTS

U.S. GAAP requires disclosure of fair value information about financial instruments, whether or not recognized on the statement of financial condition, for which it is practicable to estimate those values. Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value estimates presented do not reflect the underlying fair value of the Company. Although Management is not aware of any factors that would materially affect the estimated fair value amounts presented, such amounts have not been comprehensively revalued for purposes of these financial statements since that date, and therefore, estimates of fair value subsequent to that date may differ significantly from the amounts presented below.

	2010		2009
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Financial assets
Cash and cash equivalents	$888,622	$888,622	$498,388	$498,388
Available-for-sale securities:
Equity securities	—	—	—	—
Obligations of U.S. government	341,006	341,006	13,824	13,824
Obligations of states and political subdivisions	—	—	—	—
Obligations of foreign governments	—	—	—	—
Corporate debt securities	10,000	10,000	—	—
Mortgage-backed securities
Agency pass-through certificates	2,130,087	2,130,087	2,187,259	2,187,259
Other debt securities	—	—	—	—

Total available-for-sale securities	2,481,093	2,481,093	2,201,083	2,201,083

Held-to-maturity securities:
Equity securities	—	—	—	—
Obligations of U.S. government	—	—	—	—
Obligations of states and political subdivisions	7,055	7,269	7,435	7,980
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	—	—	—
Mortgage-backed securities
Agency pass-through certificates	73,052	77,631	95,607	99,283
Other debt securities	—	—	—	—

Total held-to-maturity securities	80,107	84,900	103,042	107,263
Loans receivable	8,423,703	8,899,937	8,983,430	9,223,038
Covered loans	534,474	534,474	—	—
FHLB stock	151,748	151,748	144,495	144,495

Financial liabilities
Customer accounts	8,852,540	8,811,009	7,842,310	7,861,129
FHLB advances and other borrowings	2,665,548	2,965,921	2,879,530	2,968,519

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and cash equivalents – The carrying amount of these items is a reasonable estimate of their fair value.

Available-for-sale securities and held-to-maturity securities – The estimated fair value of all investment securities are based upon the assumptions market participants would use in pricing the security. Such assumptions may include observable and unobservable inputs such as quoted market prices, dealer quotes and discounted cash flows.

Loans receivable – For certain homogeneous categories of loans, such as fixed- and variable-rate residential mortgages, fair value is estimated using quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other loan types is estimated by discounting the future cash flows and estimated prepayments using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining term. Some loan types were valued at carrying value because of their floating rate or expected maturity characteristics. Net deferred loan fees is not included in the fair value calculation but is included in the carrying amount.

Covered loans – These loans were recorded at estimated fair value on the acquisition date and at September 30, 2010, carrying value approximates fair value.

FHLB stock – The fair value is based upon the redemption value of the stock which equates to its carrying value.

Customer accounts – The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated by discounting the estimated future cash flows using the rates currently offered for deposits with similar remaining maturities.

FHLB advances and other borrowings – The fair value of FHLB advances and other borrowings is estimated by discounting the estimated future cash flows using rates currently available to the Company for debt with similar remaining maturities.

FINANCIAL INFORMATION - WASHINGTON FEDERAL, INC.	12 Months Ended
Sep. 30, 2010
FINANCIAL INFORMATION - WASHINGTON FEDERAL, INC.
NOTE O	FINANCIAL INFORMATION – WASHINGTON FEDERAL, INC.

The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Statements of Financial Condition

September 30,	2010	2009
	(In thousands)
Assets
Cash	$4,646	$39,249
Investment in subsidiary	1,842,081	1,726,113
Other Assets	—	434
Dividend receivable	—	—

Total assets	$1,846,727	$1,765,796

Liabilities
Borrowed money	$—	$14,310
Dividend payable and other liabilities	5,580	5,600
Other liabilities	—	401

Total liabilities	5,580	20,311
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 112,247,748 shares outstanding	$129,556	$129,320
Paid-in capital	1,578,527	1,574,555
Accumulated other comprehensive income (loss), net of tax	49,682	54,431
Treasury stock, at cost; 17,072,324 shares	(208,985)	(208,985)
Retained earnings	292,367	196,164

Total stockholders’ equity	1,841,147	1,745,485

Total liabilities and stockholders’ equity	$1,846,727	$1,765,796

Statements of Operations

Year ended September 30,	2010	2009	2008
	(In thousands)
Income
Dividends from subsidiary	$—	$18,833	$65,000
Other	14	24	24

Total Income	14	18,857	65,024

Expense
Miscellaneous	1,046	1,996	1,245

Total expense	1,046	1,996	1,245

Net income before equity in undistributed net income of subsidiary	(1,032)	16,861	63,779
Equity in undistributed net income of subsidiary	119,324	30,611	(1,881)

Income before income taxes	118,292	47,472	61,898
Income tax benefit	361	700	434

Net income	$118,653	$48,172	$62,332

Preferred dividends accrued	—	7,488	—

Net income available to common shareholders	$118,653	$40,684	$62,332

Statements of Cash Flows
	2010	2009	2008
	(In thousands)
Cash Flows From Operating Activities
Net income	$118,653	$48,172	$62,332
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries	(119,324)	(30,611)	1,881
Decrease (increase) in dividend receivable	—	18,434	(5,124)
Decrease (increase) in other assets	1,309	(434)	—
Increase (decrease) in other liabilities	(421)	(11,589)	551

Net cash provided by (used in) operating activities	217	23,972	59,640
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	1,940	180	2,546
Proceeds from Employee Stock Ownership Plan	—	1,341	5,771
Net proceeds from follow on stock offering	—	333,177	—
Downstream stock offering proceeds to the Bank	—	(300,000)	—
Proceeds from issuance of preferred stock and warrants	—	200,000	—
Preferred stock redeemed	—	(200,000)	—
Increase (decrease) in borrowings	(14,310)	—	4,000
Treasury stock purchased	—	—	—
Dividends paid on preferred stock	—	(5,361)	—
Dividends paid on common stock	(22,450)	(18,847)	(73,688)

Net cash used by financing activities	(34,820)	10,490	(61,371)
Increase (decrease) in cash	(34,603)	34,462	(1,731)
Cash at beginning of year	39,249	4,787	6,518

Cash at end of year	$4,646	$39,249	$4,787

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Sep. 30, 2010
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
NOTE P	SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of the unaudited interim results of operations by quarter:

Year ended September 30, 2010	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$165,670	$165,034	$167,371	$165,485
Interest expense	67,905	67,994	68,086	65,116

Net interest income	97,765	97,040	99,285	100,369
Provision for loan losses	69,750	63,423	20,736	26,000
Other operating income (REO expense)	11,518	74,419	(25,877)	(20,105)
Other operating expense	26,977	39,961	32,877	31,665

Income before income taxes	12,556	68,075	19,795	22,599
Income taxes	4,645	(14,036)	7,127	6,636

Net income	$7,911	$82,111	$12,668	$15,963

Basic earnings per share	$.08	$.73	$.11	$.14
Diluted earnings per share	.07	.73	.11	.14
Cash dividends per share	0.05	0.05	0.05	0.05
Return of average assets	0.25%	2.44%	0.37%	0.47%

FAIR VALUE MEASUREMENTS	12 Months Ended
Sep. 30, 2010
FAIR VALUE MEASUREMENTS
NOTE Q	FAIR VALUE MEASUREMENTS

U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. U.S. GAAP also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active exchange markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the valuation methodologies used to measure and report fair value of financial assets and liabilities on a recurring or nonrecurring basis:

Measured on a Recurring Basis

Securities

Securities available for sale are recorded at fair value on a recurring basis. Fair value is determined with quoted prices for similar assets or liabilities, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data (Level 2).

The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2010:

	Fair Value at September 30, 2010
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$—	$526	$—	$526
Obligations of U.S. government	—	340,480	—	340,480
Obligations of states and political subdivisions	—	—	—	—
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	10,000	—	10,000
Mortgage-backed securities
Agency pass-through certificates	—	2,130,087	—	2,130,087
Other debt securities	—	—	—	—

Balance at end of period	$—	$2,481,093	$—	$2,481,093

There were no transfers between, into and/or out of Levels 1, 2 or 3 during the year ended September 30, 2010.

Measured on a Nonrecurring Basis

Impaired Loans & Real Estate Held for Sale

From time to time, and on a nonrecurring basis, fair value adjustments to collateral dependent loans and real estate held for sale are recorded to reflect write-downs of principal balances based on the current appraised or estimated value of the collateral.

Real estate held for sale consists principally of properties acquired through foreclosure.

The following table presents the aggregated balance of assets measured at estimated fair value on a nonrecurring basis for the year ended September 30, 2010, and the total losses resulting from those fair value adjustments for the quarter and year ended September 30, 2010. The following estimated fair values are shown gross of estimated selling costs:

	Through September 30, 2010				Quarter Ended September 30, 2010	Year Ended September 30, 2010
	Level 1	Level 2	Level 3	Total	Total Losses	Total Losses
	(In thousands)
Impaired loans (1)	$—	$—	$463,756	$463,756	$4,129	$81,944
Real estate held for sale (2)	—	—	223,760	223,760	25,665	102,612

Balance at end of period	$—	$—	$687,516	$687,516	$29,794	$184,556

(1)	The loss represents remeasurements of collateral dependent loans.

(2)	The loss represents aggregate writedowns and charge-offs on real estate held for sale.

There were no liabilities carried at fair value, measured on a recurring or nonrecurring basis, at September 30, 2010.

COVERED ASSETS	12 Months Ended
Sep. 30, 2010
COVERED ASSETS
NOTE R	COVERED ASSETS

Covered assets represent loans and real estate held for sale acquired from the FDIC that are subject to the loss sharing agreements and were  $578,629,000 as of September 30, 2010.

The Company evaluated the acquired loans and concluded that  $493,434,000 of loans were impaired and would be accounted for under ASC 310-30 as of January 8, 2010. Loans are accounted for under ASC 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments. The following table reflects the carrying value of all acquired impaired and non-impaired loans as of September 30, 2010:

	Acquired Impaired Loans	Acquired Non-impaired Loans	Total
	(In thousands)
Single-family residential	$7,872	$58,863	$66,735
Construction – speculative	24,353	5,277	29,630
Construction – custom	6,533	394	6,927
Land – acquisition & development	78,308	24,674	102,982
Land – consumer lot loans	499	1,314	1,813
Multi-family	12,342	41,916	54,258
Commercial real estate	127,844	181,143	308,987
Commercial & industrial	45,214	38,340	83,554
HELOC	1,911	24,676	26,587
Consumer	1,956	1,955	3,911

Total covered loans	$306,832	$378,552	685,384
Discount			(150,910)

Covered loans, net			$534,474

Changes in the carrying amount and accretable yield for acquired impaired and non-impaired loans were as follows for the nine months ended September 30, 2010:

	Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)
Balance at beginning of period	$—	$—	$—	$—
Additions (1)	36,731	246,383	50,000	425,000
Accretion	(9,712)	9,712	(10,187)	10,187
Transfers to REO	—	(34,536)	—	—
Payments received, net	—	(31,029)	—	(91,243)

Balance at end of period	$27,019	$190,530	$39,813	$343,944

(1)	Represents the estimated fair value of the loans at the date of acquisition

At September 30, 2010, none of the acquired impaired or non-impaired loans were classified as non-performing assets. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans. There was no allowance for loan losses related to the covered loans at September 30, 2010, as these loans are performing as anticipated in the projections used in the purchase accounting fair value calculations.

The outstanding principal balance of acquired loans was  $968,434,000 and  $685,384,000 as of January 8, 210 and September 30, 2010, respectively.

The following table shows the activity for the FDIC Indemnification asset:

	2010	2009
	(In thousands)
Beg Balance	$—	$—
Additions	227,500	—
Payments received	(92,551)	—
Amortization FAS91	(8,150)	—
Accretion	4,329	—

Ending Balance	$131,128	$—